Texas Capital Texas Equity Index ETF
Schedule of Investments
March 31, 2026 - (Unaudited)
COMMON STOCKS — 99.66% Shares Fair Value
Communications — 2.07%
AST SpaceMobile , Inc., Class A
(a)
633 $ 52,457
AT&T, Inc. 19,051 552,288
Clear Channel Outdoor Holdings, Inc.
(a)
7,039 16,683
iHeartMedia, Inc., Class A
(a)
3,339 9,750
Match Group, Inc. 479 14,710
MNTN, Inc.
(a)
1,218 10,718
Nexstar Media Group, Inc. 75 13,562
670,168
Consumer Discretionary — 18.63%
Academy Sports & Outdoors, Inc. 6,534 368,844
Biglari Holdings, Inc., Class B
(a)
165 54,382
Brinker International, Inc.
(a)
3,490 498,268
Builders FirstSource , Inc.
(a)
142 11,691
Carriage Services, Inc. 740 33,788
Cinemark Holdings, Inc. 628 17,911
Copart, Inc.
(a)
2,338 77,622
D.R. Horton, Inc. 2,223 305,040
Dave & Buster's Entertainment, Inc.
(a)
18,882 204,492
Forestar Group, Inc.
(a)
609 14,884
GameStop Corp., Class A
(a)
40,450 931,967
Green Brick Partners, Inc.
(a)
319 20,560
Group 1 Automotive, Inc. 1,115 368,652
LGI Homes, Inc.
(a)
323 12,768
Microvast Holdings, Inc.
(a)
4,674 7,011
Rush Enterprises, Inc., Class A 5,874 388,330
Sally Beauty Holdings, Inc.
(a)
9,429 130,592
Service Corp. International 7,487 617,753
Target Hospitality Corp.
(a)
1,780 16,518
Tesla, Inc.
(a)
4,161 1,546,852
Wingstop , Inc. 2,199 340,779
XPEL, Inc.
(a)
1,319 58,379
YETI Holdings, Inc.
(a)
348 12,733
6,039,816
Consumer Staples — 1.81%
Darling Ingredients, Inc.
(a)
300 18,555
Kimberly-Clark Corp. 409 39,456
Quanex Building Products Corp. 938 16,856
Sysco Corp. 7,076 504,731
Vital Farms, Inc.
(a)
546 7,710
587,308
Energy — 22.48%
APA Corp. 1,387 58,864
Archrock , Inc. 665 23,142
ASP Isotopes, Inc.
(a)
2,924 12,924
Atlas Energy Solutions, Inc. 1,258 16,505

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
COMMON STOCKS — 99.66% - (continued) Shares Fair Value
Energy — 22.48% - (continued)
Baker Hughes Co., Class A 3,880 $ 236,873
Cheniere Energy, Inc. 3,074 872,277
Chevron Corp. 2,311 478,146
Chord Energy Corp. 220 31,280
Comstock Resources, Inc.
(a)
826 17,412
ConocoPhillips 4,848 639,935
Core Laboratories, Inc. 924 15,514
Coterra Energy, Inc. 2,951 103,698
Crescent Energy Co., Class A 1,390 18,765
CVR Energy, Inc.
(a)
586 19,719
Diamondback Energy, Inc. 703 139,046
DNOW, Inc.
(a)
2,699 32,145
EOG Resources, Inc. 2,107 304,609
Excelerate Energy, Inc., Class A 476 15,908
Expro Group Holdings N.V.
(a)
979 17,044
Exxon Mobil Corp. 5,191 880,704
Flowco Holdings, Inc., Class A 716 14,750
Forum Energy Technologies, Inc.
(a)
288 16,894
Granite Ridge Resources, Inc. 3,277 19,236
Halliburton Co. 3,289 128,237
Helix Energy Solutions Group, Inc.
(a)
1,830 18,099
Hess Midstream, L.P., Class A 1,063 41,319
HF Sinclair Corp. 295 18,405
Innovex International, Inc.
(a)
637 15,536
Kimbell Royalty Partners, L.P. 1,136 16,438
Kinder Morgan, Inc. 17,002 570,077
Kinetik Holdings, Inc., Class A 414 20,042
Kodiak Gas Services, Inc. 337 19,654
Kosmos Energy Ltd.
(a)
10,725 29,816
Landbridge Co., LLC, Class A 234 16,158
Magnolia Oil & Gas Corp., Class A 696 21,973
Matador Resources Co. 454 28,684
Murphy Oil Corp. 527 21,739
Natural Gas Services Group, Inc. 436 16,455
Newpark Resources, Inc.
(a)
1,214 17,591
Noble Corp. plc 492 24,142
NOV, Inc. 869 16,346
Occidental Petroleum Corp. 2,855 185,575
Oceaneering International, Inc.
(a)
471 16,706
Oil States International, Inc.
(a)
1,304 15,179
Par Pacific Holdings, Inc.
(a)
326 20,421
Patterson-UTI Energy, Inc. 1,691 18,314
Permian Resources Corp., Class A 2,968 63,278
Phillips 66 494 89,997
ProPetro Holding Corp.
(a)
1,268 18,272
Range Resources Corp. 914 41,295

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
COMMON STOCKS — 99.66% - (continued) Shares Fair Value
Energy — 22.48% - (continued)
Sable Offshore Corp.
(a)
1,001 $ 16,537
Schlumberger Ltd. 5,958 306,182
Select Water Solutions, Inc., Class A 1,178 18,023
Solaris Energy Infrastructure, Inc., Class A 290 16,388
T1 Energy, Inc.
(a)
2,040 8,956
Talen Energy Corp.
(a)
179 57,142
Talos Energy, Inc.
(a)
1,237 19,495
Targa Resources Corp. 1,851 464,101
TETRA Technologies, Inc.
(a)
1,801 15,345
Texas Pacific Land Corp. 1,346 638,758
Thermon Group Holdings, Inc.
(a)
354 17,842
Tidewater, Inc.
(a)
216 18,047
VAALCO Energy, Inc. 2,982 18,906
Valero Energy Corp. 369 91,173
Viper Energy, Inc., Class A 672 31,577
W&T Offshore, Inc. 7,924 27,021
Weatherford International PLC 279 26,388
7,287,019
Financials — 7.20%
Applied Digital Corp.
(a)
649 15,407
Charles Schwab Corp. (The) 16,898 1,588,074
Corebridge Financial, Inc. 2,592 61,845
Cullen/Frost Bankers, Inc. 621 85,127
EZCORP, Inc., Class A
(a)
635 16,116
First Financial Bankshares , Inc. 958 28,213
First Foundation, Inc.
(a)
2,617 15,440
FirstCash Holdings, Inc. 409 76,892
Globe Life, Inc. 814 113,284
Goosehead Insurance, Inc., Class A
(a)
215 9,172
Hilltop Holdings, Inc. 447 16,012
International Bancshares Corp. 571 38,423
P10, Inc., Class A 1,542 11,195
Prosperity Bancshares, Inc. 1,029 69,128
Skyward Specialty Insurance Group, Inc.
(a)
331 14,458
Southside Bancshares, Inc. 497 15,452
Stellar Bancorp, Inc. 481 17,609
Stewart Information Services Corp. 244 15,026
Strive, Inc.
(a)
787 7,886
TPG, Inc., Class A 1,524 61,737
Triumph Financial, Inc.
(a)
256 15,273
TWFG, Inc.
(a)
565 10,390
Victory Capital Holdings, Inc., Class A 485 31,758
2,333,917
Health Care — 10.40%
Addus HomeCare Corp.
(a)
1,332 124,742
Caris Life Sciences, Inc.
(a)
894 15,986

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
COMMON STOCKS — 99.66% - (continued) Shares Fair Value
Health Care — 10.40% - (continued)
Castle Biosciences, Inc.
(a)
413 $ 10,139
Concentra Group Holdings Parent, Inc. 8,488 182,068
Enhabit , Inc.
(a)
3,609 50,851
Forte Biosciences, Inc.
(a)
607 15,721
Integer Holdings Corp.
(a)
195 17,160
Lexicon Pharmaceuticals, Inc.
(a)
9,658 15,066
McKesson Corp. 1,810 1,566,301
Natera , Inc.
(a)
169 33,798
Nutex Health, Inc.
(a)
383 36,400
Orthofix Medical, Inc.
(a)
993 11,390
Taysha Gene Therapies, Inc.
(a)
3,264 14,590
Tenet Healthcare Corp.
(a)
6,334 1,195,289
U.S. Physical Therapy, Inc. 1,087 81,482
3,370,983
Industrials — 13.51%
AECOM 2,100 178,122
Alamo Group, Inc. 95 15,672
American Airlines Group, Inc.
(a)
5,684 61,046
AMN Healthcare Services, Inc.
(a)
816 14,965
Arcosa , Inc. 191 20,273
AZZ, Inc. 131 16,392
Bristow Group, Inc. 372 17,443
Cactus, Inc., Class A 335 15,869
Caterpillar, Inc. 579 410,199
CECO Environmental Corp.
(a)
271 16,146
Chart Industries, Inc.
(a)
80 16,540
Comfort Systems USA, Inc. 311 428,866
CorVel Corp.
(a)
2,123 116,022
CSW Industrials, Inc. 49 12,768
DXP Enterprises, Inc.
(a)
188 26,269
Ennis, Inc. 783 16,772
Fermi, Inc.
(a)
1,919 11,207
Firefly Aerospace, Inc.
(a)
738 21,010
Flowserve Corp. 212 15,584
Fluor Corp.
(a)
2,336 108,974
Forward Air Corp.
(a)
606 10,126
Great Lakes Dredge & Dock Corp.
(a)
981 16,677
IES Holdings, Inc.
(a)
161 76,712
Insperity, Inc. 836 22,605
Intuitive Machines, Inc.
(a)
901 16,723
Jacobs Solutions, Inc. 1,907 242,723
KBR, Inc. 2,053 75,674
Kirby Corp.
(a)
467 62,055
Kratos Defense & Security Solutions, Inc.
(a)
215 15,160
Lennox International, Inc. 39 18,101
Orion Group Holdings, Inc.
(a)
1,375 14,988

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
COMMON STOCKS — 99.66% - (continued) Shares Fair Value
Industrials — 13.51% - (continued)
Powell Industries, Inc. 33 $ 17,856
Primoris Services Corp. 463 66,228
Quanta Services, Inc. 1,321 725,254
Southwest Airlines Co. 4,230 158,922
Sterling Infrastructure, Inc.
(a)
257 104,668
Trinity Industries, Inc. 540 17,377
TSS, Inc.
(a)
1,392 18,110
Waste Management, Inc. 5,049 1,160,210
4,380,308
Materials — 0.51%
ATI, Inc.
(a)
167 24,292
Celanese Corp. 319 20,980
Commercial Metals Co. 225 13,822
Eagle Materials, Inc. 69 13,072
Huntsman Corp. 1,414 18,820
United States Antimony Corp.
(a)
1,581 13,802
United States Lime & Minerals, Inc. 126 16,457
Uranium Energy Corp.
(a)
1,905 25,718
Westlake Corp. 155 18,107
165,070
Real Estate — 12.07%
Camden Property Trust 2,359 230,380
CBRE Group, Inc., Class A
(a)
6,799 920,993
Crown Castle International Corp. 10,148 825,133
Digital Realty Trust, Inc. 7,995 1,440,779
Howard Hughes Holdings, Inc.
(a)
1,081 68,384
Invitation Homes, Inc. 14,180 352,373
NETSTREIT Corp. 2,440 45,945
NexPoint Residential Trust, Inc. 536 13,400
Summit Hotel Properties, Inc. 3,154 13,941
3,911,328
Technology — 9.27%
Alkami Technology, Inc.
(a)
902 14,134
Ambiq Micro, Inc.
(a)
522 13,264
Applied Optoelectronics, Inc.
(a)
307 25,969
Bumble, Inc., Class A
(a)
5,859 19,100
Cirrus Logic, Inc.
(a)
124 17,933
CommScope Holding Co., Inc.
(a)
782 14,232
Crowdstrike Holdings, Inc., Class A
(a)
4,044 1,578,819
Dell Technologies, Inc., Class C 384 63,026
Digital Turbine, Inc.
(a)
3,154 9,084
Diodes, Inc.
(a)
261 17,816
Flex Ltd.
(a)
454 29,719
Hewlett Packard Enterprise Co. 1,619 38,548
Omnicell, Inc.
(a)
588 19,627
Oracle Corp. 4,215 620,069

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
COMMON STOCKS — 99.66% - (continued) Shares Fair Value
Technology — 9.27% - (continued)
Q2 Holdings, Inc.
(a)
213 $ 10,075
Sabre Corp.
(a)
10,006 14,509
Silicon Laboratories, Inc.
(a)
82 17,068
TaskUs , Inc., Class A
(a)
1,282 8,602
Texas Instruments, Inc. 1,134 220,155
Tyler Technologies, Inc.
(a)
698 238,981
Upbound Group, Inc. 826 14,909
3,005,639
Utilities — 1.71%
Atmos Energy Corp. 647 119,514
CenterPoint Energy, Inc. 2,557 110,360
NRG Energy, Inc. 737 107,705
Vistra Corp. 1,315 197,684
WaterBridge Infrastructure, LLC, Class A 656 17,574
552,837
Total Common Stocks — 99.66% (Cost $26,952,180) 32,304,393
MONEY MARKET FUNDS - 0.33%
State Street Institutional U.S. Government Money Market Fund, Opportunity
Class, 3.57%
(b)
106,763 106,763
Total Money Market Funds (Cost $106,763) 106,763
Total Investments — 99.99% (Cost $27,058,943) 32,411,156
Other Assets in Excess of Liabilities — 0.01% 2,100
NET ASSETS — 100.00% $ 32,413,256
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2026.
REIT - Real Estate Investment Trust

Texas Capital Texas Oil Index ETF
Schedule of Investments
March 31, 2026 - (Unaudited)
COMMON STOCKS — 99.33% Shares Fair Value
Gas & Water Utilities — 6.17%
Osaka Gas Company Ltd. (Japan) 10,575 $ 425,164
Tokyo Gas Company Ltd. (Japan) 11,605 542,327
967,491
Oil & Gas Producers — 88.91%
APA Corp. 19,131 811,920
BP PLC - ADR 13,894 653,018
Comstock Resources, Inc.
(a)
20,462 431,339
ConocoPhillips 8,522 1,124,904
Coterra Energy, Inc. 15,587 547,727
Crescent Energy Co., Class A 57,809 780,421
Devon Energy Corp. 12,513 629,654
Diamondback Energy, Inc. 5,789 1,145,006
Diversified Energy Co. 13,330 232,475
EOG Resources, Inc. 6,354 918,598
Exxon Mobil Corp. 6,671 1,131,802
Kinder Morgan, Inc. 14,456 484,710
Magnolia Oil & Gas Corp., Class A 15,747 497,133
Matador Resources Co. 1,804 113,977
Murphy Oil Corp. 7,202 297,082
Occidental Petroleum Corp. 17,544 1,140,360
Ovintiv , Inc. 11,983 711,311
Permian Resources Corp., Class A 30,302 646,039
Repsol S.A. - ADR 6,027 170,443
Riley Exploration Permian, Inc. 4,875 177,694
Ring Energy, Inc.
(a)
131,503 201,200
SM Energy Co. 25,873 806,720
TotalEnergies S.E. 3,256 296,231
13,949,764
Oil, Gas & Consumable Fuels — 4.25%
Chevron Corp. 3,219 666,011
Total Common Stocks — 99.33% (Cost $12,549,186) 15,583,266
MONEY MARKET FUNDS — 0.56%
State Street Institutional U.S. Government Money Market Fund,
Opportunity Class, 3.57%
(b)
88,241 88,241
Total Money Market Funds (Cost $88,241) 88,241
Total Investments — 99.89% (Cost $12,637,427) 15,671,507
Other Assets in Excess of Liabilities — 0.11% 17,420
NET ASSETS — 100.00% $ 15,688,927
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2026.
ADR - American Depositary Receipt.

Texas Capital Government Money Market ETF
Schedule of Investments
March 31, 2026 - (Unaudited)
U.S. GOVERNMENT & AGENCIES — 11.32% P ri nc i p al Amo u nt F air V alu e
Federal Home Loan Banks, 3.91% , 4/15/2026 $ 2,915,000 $ 2,915,125
Federal Home Loan Banks, 1.13% , 5/20/2026 2,000,000 1,992,943
Federal Home Loan Banks, 4.88% , 6/12/2026 1,000,000 1,002,066
Federal Home Loan Banks, 1.35% , 12/7/2026 105,000 103,343
Federal Home Loan Banks, 1.90% , 12/14/2026 250,000 246,821
Federal Home Loan Banks, 1.05% , 12/23/2026 25,000 24,514
Federal National Mortgage Association, 2.13% , 4/24/2026 1,942,000 1,939,905
Total U.S. Government & Agencies (Cost $8,225,874) 8,224,717
U.S. TREASURY OBLIGATIONS — 62.63%
United States Treasury Bill, 3.61% , 4/7/2026 3,866,700 3,864,374
United States Treasury Bill, 3.63% , 4/28/2026 2,803,300 2,795,678
United States Treasury Bill, 3.62% , 4/30/2026 1,450,000 1,445,766
United States Treasury Bill, 3.62% , 5/5/2026 2,853,200 2,843,458
United States Treasury Bill, 3.62% , 5/12/2026 3,383,300 3,369,343
United States Treasury Bill, 3.63% , 5/19/2026 3,286,700 3,270,814
United States Treasury Bill, 3.64% , 5/26/2026 1,160,000 1,153,555
United States Treasury Bill, 3.63% , 5/28/2026 1,309,600 1,302,068
United States Treasury Bill, 3.61% , 6/2/2026 1,933,300 1,921,291
United States Treasury Bill, 3.61% , 6/4/2026 2,369,900 2,354,701
United States Treasury Bill, 3.59% , 6/9/2026 1,450,000 1,440,031
United States Treasury Bill, 3.59% , 6/16/2026 3,383,300 3,357,633
United States Treasury Bill, 3.57% , 6/23/2026 2,806,400 2,783,298
United States Treasury Bill, 3.60% , 7/7/2026 935,400 926,317
United States Treasury Bill, 3.60% , 7/9/2026 1,208,300 1,196,338
United States Treasury Bill, 3.60% , 7/21/2026 1,000,000 988,916
United States Treasury Bill, 3.60% , 7/28/2026 2,500,000 2,470,486
United States Treasury Bill, 3.59% , 9/17/2026 725,000 712,787
United States Treasury Bill, 3.52% , 2/18/2027 966,700 936,208
United States Treasury Bill, 3.52% , 3/18/2027 1,950,000 1,883,170
United States Treasury Floating Rate Note, 3.80% , 4/30/2026 1,305,000 1,305,019
United States Treasury Floating Rate Note, 3.84% , 7/31/2026 1,450,000 1,450,722
United States Treasury Floating Rate Note, 3.86% , 10/31/2026 1,740,000 1,741,704
Total U.S. Treasury Obligations (Cost $45,512,029) 45,513,677
REPURCHASE AGREEMENTS — 25.46%
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York, 3.70%, dated 3/31/2026 and maturing 4/1/2026
collateralized by Agency Mortgage-Back Securities, Agency
Debentures and Agency Strips with rates ranging from 0.00% to
7.00% and maturity dates ranging from 11/1/2026 to 1/1/2056 with a par value of $35,715,736 and a collateral value of $17,767,447 $ 17,500,000 $ 17,500,000

Texas Capital Government Money Market ETF
Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
REPURCHASE AGREEMENTS — 25.46% - continued P ri nc i p al Amo u nt F air V alu e
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York, 3.71%, dated 3/16/2026 and maturing 4/16/2026
collateralized by Agency Mortgage-Back Securities with rates ranging from 2.50% to 6.00% and maturity dates ranging from
10/1/2045 to 4/1/2055 with a par value of $1,267,250 and a
collateral value of $1,015,936 $ 1,000,000 $ 1,000,000
Total Repurchase Agreements  (Cost $18,500,000) 18,500,000
MONEY MARKET FUNDS — 0.43% Shares
State Street Institutional U.S. Government Money Market Fund,
Opportunity Class, 3.57%
(a)
312,954 312,954
Total Money Market Funds (Cost $312,954) 312,954
Total Investments — 99.84% (Cost $72,550,857) 72,551,348
Other Assets in Excess of Liabilities — 0.16% 115,646
NET ASSETS — 100.00% $ 72,666,994
(a) Rate disclosed is the seven day effective yield as of March 31, 2026.